Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due in one year or less	$ 2,541	$ 4,487
Due after one year through five years	1,292	3,437
Total	$ 3,833	$ 7,924